Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Financial assets
FVTPL (Note 1)	$ 58.3		$ 2,259.4
FVTOCI (Note 2)	131,364.3		129,918.7
Hedging financial assets	0.3		0.1
Amortized cost (Note 3)	944,073.7		826,293.6
Financial assets	1,075,496.6		958,471.8
Financial liabilities
FVTPL (Note 4)	1,828.3		94.1
Hedging financial liabilities	10.2	$ 0.4	1.2
Amortized cost (Note 5)	919,869.5		748,129.3
Financial liabilities	$ 921,708.0		$ 748,224.6